LOANS - Corporate Loans Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loans receivable
Loans, net of unearned income	$ 617,617	$ 644,635
Loans at fair value	5,005	5,901
Corporate
Loans receivable
Loans, net of unearned income	291,832	278,692
Loans, total non-accrual	1,596	1,202
Loans at fair value	4,971	5,858
Corporate | Commercial and industrial
Loans receivable
Loans, net of unearned income	119,627	114,353
Loans, total non-accrual	1,071	594
Corporate | Financial institutions
Loans receivable
Loans, net of unearned income	64,317	67,832
Loans, total non-accrual	173	250
Corporate | Mortgage and real estate
Loans receivable
Loans, net of unearned income	42,471	38,473
Loans, total non-accrual	232	252
Corporate | Lease financing
Loans receivable
Loans, net of unearned income	2,082	2,176
Loans, total non-accrual	76	51
Corporate | Other
Loans receivable
Loans, net of unearned income	58,359	49,949
Loans, total non-accrual	44	55
Corporate | Private Banking loans managed on a delinquency basis
Loans receivable
Loans, net of unearned income	20,575	18,616
Corporate | Investment Grade
Loans receivable
Loans, net of unearned income	211,393	204,995
Corporate | Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	85,893	84,820
Corporate | Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	53,522	56,154
Corporate | Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	18,869	16,068
Corporate | Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	1,660	1,669
Corporate | Investment Grade | Other
Loans receivable
Loans, net of unearned income	51,449	46,284
Corporate | Non-Investment Grade
Loans receivable
Loans, net of unearned income	54,893	49,223
Corporate | Non-Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	32,726	29,003
Loans, total non-accrual	1,071	594
Corporate | Non-Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	10,622	11,429
Loans, total non-accrual	173	250
Corporate | Non-Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	2,800	3,587
Loans, total non-accrual	232	252
Corporate | Non-Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	282	393
Loans, total non-accrual	76	51
Corporate | Non-Investment Grade | Other
Loans receivable
Loans, net of unearned income	6,867	3,609
Loans, total non-accrual	$ 44	$ 55